Pensions and Other Postretirement Benefits (Weighted Average Target Pension Plan Asset Allocations) (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity Securities
Asset Category
Weighted average target pension plan asset allocation, minimum	35.00%	40.00%
Weighted average target pension plan asset allocation, maximum	70.00%	75.00%
Debt Securities
Asset Category
Weighted average target pension plan asset allocation, minimum	30.00%	25.00%
Weighted average target pension plan asset allocation, maximum	65.00%	60.00%
Real Estate
Asset Category
Weighted average target pension plan asset allocation, minimum	0.00%	0.00%
Weighted average target pension plan asset allocation, maximum	10.00%	10.00%
Other
Asset Category
Weighted average target pension plan asset allocation, minimum	0.00%	0.00%
Weighted average target pension plan asset allocation, maximum	10.00%	10.00%